UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue, Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $129,378 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3301    62413 SH       SOLE                    62413        0        0
AT&T INC                       COM              00206R102     4478   154258 SH       SOLE                   154258        0        0
CBS CORP NEW                   CL B             124857202     2676   112502 SH       SOLE                   112502        0        0
CHEVRON CORP NEW               COM              166764100     3072    30549 SH       SOLE                    30549        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3161    39242 SH       SOLE                    39242        0        0
ENNIS INC                      COM              293389102     2456   173215 SH       SOLE                   173215        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     3066   104533 SH       SOLE                   104533        0        0
GENERAL ELECTRIC CO            COM              369604103     2939   180628 SH       SOLE                   180628        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3205    73501 SH       SOLE                    73501        0        0
HEINZ H J CO                   COM              423074103     3100    59108 SH       SOLE                    59108        0        0
HOME DEPOT INC                 COM              437076102    10522   314634 SH       SOLE                   314634        0        0
HUBBELL INC                    CL B             443510201     2672    47903 SH       SOLE                    47903        0        0
ISHARES TR                     S&P 500 INDEX    464287200      587     4985 SH       SOLE                     4985        0        0
ISHARES TR                     BARCLY USAGG B   464287226      410     3722 SH       SOLE                     3722        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      643    13112 SH       SOLE                    13112        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      627     7466 SH       SOLE                     7466        0        0
ISHARES TR                     DJ US REAL EST   464287739     3354    60655 SH       SOLE                    60655        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      430     7065 SH       SOLE                     7065        0        0
ITC HLDGS CORP                 COM              465685105     3246    43802 SH       SOLE                    43802        0        0
JOHNSON & JOHNSON              COM              478160104     4924    76814 SH       SOLE                    76814        0        0
JPMORGAN CHASE & CO            COM              46625H100     2387    71700 SH       SOLE                    71700        0        0
KELLOGG CO                     COM              487836108     4380    81195 SH       SOLE                    81195        0        0
MCDONALDS CORP                 COM              580135101     5183    56895 SH       SOLE                    56895        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     2978    85981 SH       SOLE                    85981        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     2567    45026 SH       SOLE                    45026        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4144    73676 SH       SOLE                    73676        0        0
PACKAGING CORP AMER            COM              695156109     2794   110415 SH       SOLE                   110415        0        0
PAYCHEX INC                    COM              704326107     2776    98675 SH       SOLE                    98675        0        0
PEPSICO INC                    COM              713448108     5645   177232 SH       SOLE                   177232        0        0
PITNEY BOWES INC               COM              724479100     2548   127756 SH       SOLE                   127756        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2723    52467 SH       SOLE                    52467        0        0
PROCTER & GAMBLE CO            COM              742718109     3044    47757 SH       SOLE                    47757        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     2914    42563 SH       SOLE                    42563        0        0
SONOCO PRODS CO                COM              835495102     2682    88282 SH       SOLE                    88282        0        0
SOUTHERN CO                    COM              842587107     3305    77134 SH       SOLE                    77134        0        0
TUPPERWARE BRANDS CORP         COM              899896104     2886    51614 SH       SOLE                    51614        0        0
UNILEVER N V                   N Y SHS NEW      904784709     3110    93009 SH       SOLE                    93009        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     3014    44352 SH       SOLE                    44352        0        0
US BANCORP DEL                 COM NEW          902973304     2968   119287 SH       SOLE                   119287        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      203     2493 SH       SOLE                     2493        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      203     4024 SH       SOLE                     4024        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3123    84633 SH       SOLE                    84633        0        0
WELLS FARGO & CO NEW           COM              949746101     2679   105581 SH       SOLE                   105581        0        0
WORTHINGTON INDS INC           COM              981811102     2253   139228 SH       SOLE                   139228        0        0